Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-3

Collection Period	09/01/14-09/30/14
Determination Date	10/9/2014
Distribution Date	10/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$972,456,576.82
2.	Collections allocable to Principal				$27,041,151.18
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$63,244.68

5.	Pool Balance on the close of the last day of the related Collection Period				$945,352,180.96
	(Ln1- Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				58,551
7.	Initial Pool Balance				$1,000,000,011.82

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$140,133,620.48		$111,680,067.87
	b.	Class A-2 Note Balance	$330,000,000.00		$330,000,000.00
	c.	Class A-3 Note Balance	$330,000,000.00		$330,000,000.00
	d.	Class A-4 Note Balance	$111,500,000.00		$111,500,000.00
	e.	Class B Note Balance	$12,000,000.00		$12,000,000.00
	f.	Class C Note Balance	$22,500,000.00		$22,500,000.00
	g.	Class D Note Balance	$22,000,000.00		$22,000,000.00

	h.	Note Balance (sum a - g)	$968,133,620.48		$939,680,067.87
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.8147304		0.6493027
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9681336		0.9396801
10.	Overcollateralization Target Amount				$5,672,113.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,672,113.09
12.	Weighted Average Coupon			%	7.04%
13.	Weighted Average Original Term			months	65.52
14.	Weighted Average Remaining Term			months	59.50

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,718,177.98
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,718,177.98
16.	Principal:
	a.	Collections allocable to Principal			$27,041,151.18
	b.	Liquidation Proceeds allocable to Principal			$34,200.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$27,075,351.18
17.	Total Finance Charge and Principal Collections (15d + 16d)				$32,793,529.16
18.	Interest Income from Collection Account				$1,443.80
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$32,794,972.96

Available Funds

21.	Available Collections		$32,794,972.96
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$32,794,972.96

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$810,380.48
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$810,380.48

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b.	Amount Paid	$0.00

	c.	Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$22,187.82
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$22,187.82
	e.	Class A-2 Monthly Interest	$151,250.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$151,250.00
	i.	Class A-3 Monthly Interest	$319,000.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$319,000.00
	m.	Class A-4 Monthly Interest	$160,745.83
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$160,745.83
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,400.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,400.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$42,937.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$42,937.50
32.	Tertiary Principal Distributable Amount		$781,439.52
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$51,150.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$51,150.00
34.	Quaternary Principal Distributable Amount		$22,000,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$24,359,491.15
36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,672,113.09
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,718,177.98
	b.	Total Daily Deposits of Principal Collections	$27,075,351.18
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,443.80

	e.	Total Deposits to Collection Account (sum a - d)	$32,794,972.96
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$810,380.48
	b.	Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,221,223.76
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,763,368.72

	f.	Total Withdrawals from Collection Account (sum a - e)	$32,794,972.96

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$22,187.82
	b.	Class A-2 Interest Distribution	$151,250.00
	c.	Class A-3 Interest Distribution	$319,000.00
	d.	Class A-4 Interest Distribution	$160,745.83
	e.	Class B Interest Distribution	$20,400.00
	f.	Class C Interest Distribution	$42,937.50
	g.	Class D Interest Distribution	$51,150.00
	h.	Class A-1 Principal Distribution	$28,453,552.61
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$29,221,223.76
44.	Withdrawals
	a.	Class A-1 Distribution	$28,475,740.43
	b.	Class A-2 Distribution	$151,250.00
	c.	Class A-3 Distribution	$319,000.00
	d.	Class A-4 Distribution	$160,745.83
	e.	Class B Distribution	$20,400.00
	f.	Class C Distribution	$42,937.50
	g.	Class D Distribution	$51,150.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$29,221,223.76

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,763,368.72
	b.	Reserve Account surplus (Ln 55)	$136.32

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,763,505.04
46.	Withdrawals
	a.	Certificateholder Distribution	$2,763,505.04

	b.	Total Withdrawals from Certificate Payment Account	$2,763,505.04

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.03	$2,500,000.03
	b.	Note Balance	$939,680,067.87
48.	Required Reserve Account Amount		$2,500,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,500,000.03
50.	Investment Earnings			$136.32
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,500,136.35
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$136.32

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,500,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$810,380.48
60.	Amount to be deposited from the Collection Account into the Note Payment Account			$29,221,223.76
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,763,368.72
62.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$136.32
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$28,475,740.43
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$151,250.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$319,000.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$160,745.83
68.	Amount to be paid to Class B Noteholders from the Note Payment Account			$20,400.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account			$42,937.50
70.	Amount to be paid to Class D Noteholders from the Note Payment Account			$51,150.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,763,505.04

Net Loss and Delinquency Activity

72.	Net Losses with respect to preceding Collection Period			$29,044.68
73.	Cumulative Net Losses			$29,044.68
74.	Cumulative Net Loss Percentage			0.0029%

			Number of Loans	Principal Balance
75.	Delinquency Analysis
	a.	31 to 60 days past due	417	$7,012,946.62
	b.	61 to 90 days past due	80	$1,353,420.89
	c.	91 or more days past due	2	$77,394.97

	d.	Total Past Due (sum a - c)	499	8,443,762.48

Servicer Covenant

76.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
77.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer